Financial risk management and concentration risk - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 104,952	¥ 14,300	¥ 11,753
Expected Volatility Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	26.00%		52.00%
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Prepaid Shares Repurchase Instrument [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Prepaid shares repurchase instrument
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Convertible Notes [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Convertible bonds
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	67.00%		65.00%
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 7,895		¥ 6,753
Expected Volatility Measurement Input | Level 3 | Prepaid Shares Repurchase Instrument [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	70,119
Expected Volatility Measurement Input | Level 3 | Convertible Notes [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	272,684
Expected Volatility Measurement Input | Level 3 | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 10,114		¥ 5,000
Discount For Lack Of Marketability
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Change of inputs	3.00%		20.00%
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value
Discount For Lack Of Marketability | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Change of inputs	25.00%		27.00%
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value